Property and Equipment (Details 1) - USD ($)	3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017
Property, Plant and Equipment [Line Items]
Beginning balance	$ 100,592	$ 119,782	$ 43,825
Addition	19,190	202,267	56,767
Ending balance	119,782	322,049	100,592
Computer software and equipment [Member]
Property, Plant and Equipment [Line Items]
Beginning balance	56,763	63,038	39,604
Addition	6,275	38,091	17,159
Ending balance	63,038	101,129	56,763
Furniture and fixture [Member]
Property, Plant and Equipment [Line Items]
Beginning balance	6,218	6,695	4,221
Addition	477	2,676	1,997
Ending balance	6,695	9,371	6,218
Satellite Equipment [Member]
Property, Plant and Equipment [Line Items]
Beginning balance	37,611	50,049
Addition	12,438	41,311	37,611
Ending balance	50,049	91,360	37,611
Ground station equipment [Member]
Property, Plant and Equipment [Line Items]
Beginning balance
Addition		92,701
Ending balance		92,701
Vehicle [Member]
Property, Plant and Equipment [Line Items]
Beginning balance
Addition		21,980
Ending balance		21,980
Leasehold Improvement [Member]
Property, Plant and Equipment [Line Items]
Beginning balance
Addition		5,508
Ending balance		$ 5,508